Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Assets
Cash	$ 1,360,401	$ 3,833,349
Marketable Securities	54,720	842,976
Inventory	523,591	795,824
Account Receivable	5,231	5,585
Prepaid expenses and deposits	1,029,351	1,469,733
Note Receivable	500,000	86,174
Total current assets	3,476,294	7,690,824
Right of Use assets	346,000	479,027
Intangible assets, net of amortization	4,450,201	4,511,057
Fixed assets, net of depreciation	102,949	28,272
Total assets	8,375,444	12,709,180
Liabilities and Shareholders’ Equity
Accounts payable	1,266,369	1,493,809
Convertible notes		1,500,000
Current portion of lease liability	207,689	214,752
Accrued interest		269,152
Accrued liabilities	305,179	60,450
Covid-19 SBA Loan	48,181	48,974
Total current liabilities	1,827,418	3,587,137
Long-term portion lease liability	169,538	304,907
Total liabilities	1,996,956	3,892,044
Preferred stock, $0.001 par value, 100,000 shares authorized, of which none are issued and outstanding
Common stock, $0.001 par value, 250,000,000 shares authorized, of which 59,482,554 and 45,634,154 shares were issued and outstanding as of September 30, 2024 and December 31, 2023	59,483	45,634
Additional paid-in capital	105,967,868	73,726,987
Common stock payable	1,909,894	725,230
Accumulated deficits	(101,558,757)	(65,680,715)
Total Shareholders’ Equity	6,378,488	8,817,136
Total Liabilities and Shareholders’ Equity	8,375,444	12,709,180
Affiliated Entity [Member]
Assets
Investment in SRM & Affiliates	$ 3,000	$ 657,183